As filed with the U.S. Securities and Exchange Commission on July 23, 2021

1933 Act File No. 333-216648

1940 Act File No. 811-23237

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 16 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940 [X]

Amendment No. 16 [X]

(Check appropriate box or boxes.)

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[  ] Immediately upon filing pursuant to paragraph (b).

[X] On August 22, 2021 pursuant to paragraph (b)(1)(iii).

[  ] 60 days after filing pursuant to paragraph (a)(1).

[  ] On (date) pursuant to paragraph (a)(1).

[  ] 75 days after filing pursuant to paragraph (a)(2).

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A for Transamerica ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 22, 2021 the effectiveness of Post-Effective Amendment No. 11 (“PEA No. 11”), which was filed with the Commission via EDGAR Accession No. 0001193125-21-041520 on February  12, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No.  11 by means of this filing, Parts A, B and C of PEA No. 11 are incorporated herein by reference.

The effectiveness of this Registration Statement for the Trust was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
12	April 28, 2021	May 28, 2021
14	May 27, 2021	June 25, 2021
15	June 24, 2021	July 24, 2021

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 23rd day of July, 2021.

Transamerica ETF Trust

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	July 23, 2021
Marijn P. Smit	Executive Officer

/s/ James S. Parsons	Trustee	July 23, 2021
James S. Parsons *

/s/ Francis J. Enderle	Trustee	July 23, 2021
Francis J. Enderle *

/s/ Vincent J. Toner	Vice President and Treasurer (chief financial officer and controller)	July 23, 2021
Vincent J. Toner

*By: /s/ Erin D. Nelson	Chief Legal Officer and Secretary	July 23, 2021
Erin D. Nelson **

** Attorney-in-fact pursuant to power of attorney.